SCHEDULE OF GUARANTY INFORMATION FOR THE GROUP’S OUTSTANDING LOANS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Short-Term Debt [Line Items]
Subtotal	¥ 2,701,848	¥ 2,574,734	¥ 2,858,442
Subtotal	8,616,506	10,712,022
Total	646,168	646,168	541,166
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Subtotal	75,000	75,000
Subtotal	571,168	571,168	541,166
Chief Executive Officer [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Subtotal	450,000	450,000	405,000
Chief Executive Officer [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Subtotal	121,168	121,168	136,166
Secured Debt [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Subtotal	25,000	25,000
Unsecured Debt [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Subtotal	¥ 50,000	¥ 50,000